Variable interest entity ("VIE") (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Variable interest entity ("VIE")
Current assets	$ 73,172,658		$ 50,275,934	$ 45,698,915
Plant and equipment, net of $3,166,330 and $4,307,253 accumulated depreciation as of December 31, 2020 and June 30, 2020, respectively	2,585,410		3,455,993	3,335,229
Total assets	85,858,922		63,349,434	51,351,317
Total liabilities	(53,725,958)		(36,522,598)	(26,826,103)
Current liabilities:
Short-term loans - banks	3,031,904		4,359,210	4,150,309
Loans from third parties	5,883,582		5,013,117	2,449,048
Total current loans from related parties			0	329,120
Current maturities of long-term loan - bank	848,019		777,558	0
Accounts payable	12,225,389		7,510,432	8,654,056
Other payables and accrued liabilities	3,911,864		1,942,014	420,359
Other payables - related parties	3,355,418		2,234,980	1,245,864
Customer deposits	12,023,772		1,266,073	704,354
Operating lease liabilities	79,798		49,171	0
Taxes payable	4,151,064		3,342,127	2,974,059
Total current liabilities	49,853,914		32,735,590	22,828,865
Other liabilities:
Loan from a third party	2,044,238		2,074,871	3,131,007
Operating lease liabilities - noncurrent	600,044		581,083	0
Total other liabilities	3,872,044		3,787,008	3,997,238
Total liabilities	53,725,958		36,522,598	26,826,103
Summarized operating results of the VIE's
Operating revenues	100,050,475	$ 50,036,795	110,551,502	99,079,267	$ 101,104,224
Gross profit	3,454,676	3,981,121	7,177,978	8,650,240	9,651,471
Income from operations	(8,036,614)	487,292	515,783	6,077,860	7,042,653
Net income	(9,584,439)	(617,052)	(4,876,942)	4,363,591	3,768,109
VIEs
Variable interest entity ("VIE")
Total liabilities	(72,474,297)		(42,919,217)	(30,645,069)
Current liabilities:
Short-term loans - banks	3,031,904		4,359,210	4,150,310
Loans from third parties	5,383,582		4,449,563	2,303,420
Total current loans from related parties				329,120
Current maturities of long-term loan - bank	848,019		777,558	0
Accounts payable	11,437,040		6,606,723	6,995,932
Other payables and accrued liabilities	3,444,240		1,526,051	238,882
Other payables - related parties	8,144,142		7,161,232	528,717
Intercompany payables	20,786,863		10,334,680	8,928,579
Customer deposits	11,945,159		1,159,902	367,149
Operating lease liabilities	79,798		49,171	0
Taxes payable	3,957,511		3,125,847	2,805,722
Total current liabilities	69,058,258		39,549,937	26,647,831
Other liabilities:
Long-term loan - bank				866,231
Loan from a third party	2,044,238		2,074,871	3,131,007
Long-term loans - related parties	771,757		713,325	0
Operating lease liabilities - noncurrent	600,044		581,084	0
Total other liabilities	3,416,039		3,369,280	3,997,238
Total liabilities	72,474,297		42,919,217	30,645,069
Summarized operating results of the VIE's
Operating revenues	97,759,906	46,817,637	105,100,563	89,959,760	94,596,470
Gross profit	3,409,556	2,073,391	6,218,590	7,809,539	9,011,763
Income from operations	(5,279,410)	$ 485,875	2,867,697	6,556,351	9,454,230
Net income	(6,123,833)		974,302	5,533,912	$ 3,786,061
CQ Penglin
Variable interest entity ("VIE")
Current assets	71,742,910		48,347,542	39,258,826
Plant and equipment, net of $3,166,330 and $4,307,253 accumulated depreciation as of December 31, 2020 and June 30, 2020, respectively	555,208		1,403,707	868,435
Other noncurrent assets	4,029,510		3,558,210	162,142
Total assets	76,327,628		53,309,459	40,289,403
Total liabilities	(72,474,297)		(42,919,217)	(30,645,069)
Net assets	3,853,331		10,390,242	9,644,334
Other liabilities:
Total liabilities	$ 72,474,297		$ 42,919,217	$ 30,645,069
JMC
Summarized operating results of the VIE's
Percentage of after-tax net income payable to the company as service fee (as a percent)	51.00%		51.00%
Percentage of losses obligated by the company to absorb (as a percent)	51.00%		51.00%